PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Development and Production Assets	Processing and Other Equipment	Total
Cost or deemed cost
Balance at January 1, 2024	$287,839	$1,438	$289,277
Additions (a)	31,516	9	31,525
Balance at December 31, 2024	$319,355	$1,447	$320,802
Additions (b)	63,000	22	63,022
Balance at December 31, 2025	$382,355	$1,469	$383,824

Accumulated depletion and depreciation
Balance at January 1, 2024	$71,747	$1,369	$73,116
Depletion and depreciation	14,701	23	14,724
Balance at December 31, 2024	$86,448	$1,392	$87,840
Depletion and depreciation	15,789	23	15,812
Balance at December 31, 2025	$102,237	$1,415	$103,652

Net book value
At December 31, 2024	$232,907	$55	$232,962
At December 31, 2025	$280,118	$54	$280,172

(a)	Includes non-cash additions of $162 from capitalized stock-based compensation and $112 from assets related to ARO liabilities.
(b)	Includes non-cash additions of $226 from capitalized stock-based compensation and $198 from assets related to ARO liabilities.